Critical accounting estimates and judgments (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Critical accounting estimates and judgments[Abstract]
Amount of tax losses carried forward	¥ 92,075,000	¥ 315,079,000
Amount of deferred tax assets was recognised for the tax losses carried forward	¥ 23,314,000	¥ 53,560,000